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NUVEEN TAX-FREE UNIT TRUSTS
NUVEEN UNIT TRUSTS

                           SUPPLEMENT TO THE PROSPECTUS
                                DATED JULY 1, 1997

Starting July 1, 1997, Nuveen will provide volume incentives to dealer firms that apply to both primary and secondary market purchase transactions of Nuveen Unit Trust units. At the discretion of the Sponsor, volume incentives can be earned as a marketing allowance, during the primary offering period of a Trust by firms who reach cumulative firm sales or sales arrangement levels of a specified number of Units of an individual Trust (as described below). For firms that meet the necessary volume level for a given Trust, volume incentives may be given on all trades involving that Trust originated from or by that firm during the primary offering period. In addition, a volume incentive of $2.50 per $1,000 of Units sold can be earned by dealer firms as a marketing allowance for secondary market sales of at least $1 million of Nuveen Unit Trust units per calendar quarter. Only sales through Nuveen qualify for volume incentives and for meeting minimum requirements. Nuveen reserves the right to modify or change the volume incentive schedule at any time and make the determination of which firms qualify for the marketing allowance and the amount paid.

For the Nuveen Tax-Free Unit Trusts, Insured Corporate Unit Trusts and U.S. Treasury Unit Trusts the primary market volume incentives for dealer firms are as follows:

AVERAGE WEIGHTED MATURITY                                   VOLUME INCENTIVE
      OF TRUST                 PER TRUST SALES LEVEL            PER UNIT

Less than 6 years                 At least 5,000 Units            $0.05
                                  during primary
                                  offering period

6 but less than 15 years          At least 2,500 Units            $0.10
                                  during primary
                                  offering period

15 years or more                  At least 2,500 Units            $0.20
                                  during primary
                                  offering period





                           Nuveen Tax-Exempt Unit Trust, Series  941
                                            RULE 497(d)
                                            SEC FILE NO. 333-26141
                June 30, 1997


This is the first page of the Prospectus Supplement dated July 1, 1997 of the Prospectus for the above named series.